Suppliers (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Suppliers Abstract
Schedule of suppliers

	2022	2021
Local currency	1,858,820	1,401,093
Foreign currency	461,134	497,877
Total	2,319,954	1,898,970

Current	2,274,503	1,820,056
Non-current	45,451	78,914